CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Net income (loss)	$ 1,194	$ (1,031)	$ 190
Other comprehensive income (loss), net of tax
Gain (loss) on derivatives, net	(9)	(18)	48
Foreign currency translation adjustments	(5)	(16)	63
Gain (loss) on investments, net	(1)	(24)	11
Pension liability adjustments	(1)	0	5
Other comprehensive income (loss)	(16)	(58)	127
Total comprehensive income (loss)	1,178	(1,089)	317
Comprehensive (income) loss attributable to noncontrolling interests	(5)	5	(29)
Comprehensive income (loss) attributable to Micron	$ 1,173	$ (1,084)	$ 288